UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Growth Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000)
COMMON STOCKS (100.0%)

Auto & Transportation (2.2%)
United Parcel Service, Inc.	1,022,704	$74,391
FedEx Corp.	485,797	45,641
Harley-Davidson, Inc.	499,903	28,874
PACCAR, Inc.	280,830	20,329
Southwest Airlines Co.	1,193,647	16,998
Expeditors International of Washington, Inc.	181,351	9,711
C.H. Robinson Worldwide, Inc.	130,639	6,732
Gentex Corp.	125,362	3,999
* JetBlue Airways Corp.	123,179	2,345

		209,020

Consumer Discretionary (19.9%)
Wal-Mart Stores, Inc.	4,322,688	216,610
Home Depot, Inc.	3,735,851	142,859
Gillette Co.	1,604,623	81,001
Target Corp.	1,447,218	72,390
* Yahoo! Inc.	2,105,022	71,360
Lowe's Cos., Inc.	1,248,965	71,303
* eBay Inc.	1,691,706	63,033
The News Corp., Inc.	3,240,521	54,830
Liberty Media Corp.	4,328,980	44,892
Carnival Corp.	700,314	36,283
Costco Wholesale Corp.	798,088	35,260
* Starbucks Corp.	676,144	34,930
Avon Products, Inc.	804,619	34,550
The McGraw-Hill Cos., Inc.	323,135	28,194
Omnicom Group Inc.	317,000	28,061
* Kohl's Corp.	525,391	27,126
* Electronic Arts Inc.	519,481	26,899
Staples, Inc.	847,067	26,623
NIKE, Inc. Class B	314,583	26,208
Yum! Brands, Inc.	498,397	25,822
Best Buy Co., Inc.	469,152	25,339
The Gap, Inc.	1,044,141	22,804
Marriott International, Inc. Class A	323,437	21,625
TJX Cos., Inc.	831,528	20,481
* Bed Bath & Beyond, Inc.	512,026	18,709
* DirecTV Group, Inc.	1,296,721	18,699
* Apollo Group, Inc. Class A	251,489	18,625
Clear Channel Communications, Inc.	539,140	18,584
* Coach, Inc.	321,231	18,191
* IAC/InterActiveCorp	801,306	17,845
* Amazon.com, Inc.	520,660	17,843
News Corp., Inc., Class B	977,613	17,216
International Game Technology	586,373	15,633
Mattel, Inc.	706,048	15,074
* Google Inc.	78,740	14,213
Waste Management, Inc.	486,736	14,042
Hilton Hotels Corp.	623,906	13,944
* Sears Holdings Corp.	102,062	13,592
Cendant Corp.	626,955	12,878
* VeriSign, Inc.	433,372	12,438
Harrah's Entertainment, Inc.	190,586	12,308
* Sirius Satellite Radio, Inc.	2,039,841	11,464
* Fisher Scientific International Inc.	199,545	11,358
* Liberty Media International Inc. Class A	257,505	11,263
Black & Decker Corp.	137,270	10,843
* Univision Communications Inc.	390,193	10,804
EchoStar Communications Corp. Class A	367,585	10,752
Dollar General Corp.	473,475	10,374
Estee Lauder Cos. Class A	216,687	9,747
Harman International Industries, Inc.	108,167	9,568
* XM Satellite Radio Holdings, Inc.	295,894	9,321
* AutoZone Inc.	108,502	9,299
Cintas Corp.	219,015	9,047
* Interpublic Group of Cos., Inc.	719,021	8,830
Republic Services, Inc. Class A	256,341	8,582
Tiffany & Co.	247,560	8,546
Abercrombie & Fitch Co.	148,281	8,488
* MGM Mirage, Inc.	118,927	8,422
Washington Post Co. Class B	9,354	8,362
Michaels Stores, Inc.	229,304	8,324
* Chico's FAS, Inc.	288,664	8,158
Mandalay Resort Group	114,952	8,103
Darden Restaurants Inc.	254,100	7,796
Family Dollar Stores, Inc.	256,767	7,795
* Mohawk Industries, Inc.	90,692	7,645
Robert Half International, Inc.	280,239	7,555
Liz Claiborne, Inc.	184,442	7,402
Ross Stores, Inc.	250,910	7,311
PETsMART, Inc.	248,232	7,137
E.W. Scripps Co. Class A	139,508	6,801
Manpower Inc.	153,273	6,670
CDW Corp.	113,107	6,411
* Advance Auto Parts, Inc.	125,017	6,307
RadioShack Corp.	255,769	6,266
* Williams-Sonoma, Inc.	169,054	6,213
Fastenal Co.	109,593	6,062
* ChoicePoint Inc.	150,726	6,046
* Career Education Corp.	174,160	5,967
Alberto-Culver Co. Class B	123,943	5,932
* Lamar Advertising Co. Class A	144,723	5,831
* Wynn Resorts Ltd.	83,439	5,652
* CarMax, Inc.	176,834	5,570
New York Times Co. Class A	151,333	5,536
* Brinker International, Inc.	146,925	5,322
Tribune Co.	132,275	5,274
* Dollar Tree Stores, Inc.	182,349	5,239
Circuit City Stores, Inc.	315,499	5,064
Aramark Corp. Class B	190,232	4,999
Outback Steakhouse	106,595	4,881
GTECH Holdings Corp.	196,879	4,633
* Iron Mountain, Inc.	153,944	4,440
* Pixar, Inc.	44,178	4,310
Polo Ralph Lauren Corp.	89,611	3,477
* Telewest Global, Inc.	187,399	3,334
Meredith Corp.	65,076	3,042
* Weight Watchers International, Inc.	70,400	3,026
* Entercom Communications Corp.	79,085	2,809
* Westwood One, Inc.	130,082	2,647
International Speedway Corp.	48,776	2,646
Dex Media, Inc.	127,706	2,637
* DreamWorks Animation SKG, Inc.	53,826	2,191
* Hewitt Associates, Inc.	64,289	1,710
* Columbia Sportswear Co.	23,691	1,261
Metro-Goldwyn-Mayer Inc.	101,478	1,213
* Citadel Broadcasting Corp.	86,006	1,181
* Cox Radio, Inc.	67,748	1,139
* Rent-A-Center, Inc.	36,163	988
The McClatchy Co. Class A	12,043	893
Regal Entertainment Group Class A	31,560	664

		1,924,897

Consumer Staples (8.8%)
The Procter & Gamble Co.	4,099,753	217,287
PepsiCo, Inc.	2,865,698	151,968
Walgreen Co.	1,738,672	77,232
The Coca-Cola Co.	1,852,280	77,184
Anheuser-Busch Cos., Inc.	1,344,101	63,697
Colgate-Palmolive Co.	902,138	47,065
Sysco Corp.	1,088,476	38,967
CVS Corp.	680,628	35,815
* The Kroger Co.	1,194,561	19,149
Kellogg Co.	421,520	18,239
Hershey Foods Corp.	299,470	18,106
The Clorox Co.	258,009	16,252
Wm. Wrigley Jr. Co.	243,603	15,973
Whole Foods Market, Inc.	105,929	10,819
Coca-Cola Enterprises, Inc.	439,127	9,011
* Dean Foods Co.	253,614	8,699
The Pepsi Bottling Group, Inc.	276,632	7,704
Campbell Soup Co.	249,545	7,242
McCormick & Co., Inc.	207,112	7,131
Brown-Forman Corp. Class B	43,027	2,356

		849,896

Financial Services (9.1%)
American International Group, Inc.	2,448,120	135,650
American Express Co.	1,921,906	98,728
First Data Corp.	1,411,804	55,498
Automatic Data Processing, Inc.	991,012	44,546
SLM Corp.	731,331	36,450
Fifth Third Bancorp	845,740	36,350
AFLAC Inc.	860,874	32,076
Capital One Financial Corp.	412,923	30,874
Progressive Corp. of Ohio	323,567	29,690
Paychex, Inc.	579,131	19,007
Charles Schwab Corp.	1,718,730	18,064
MBNA Corp.	722,772	17,744
Franklin Resources Corp.	254,581	17,477
Golden West Financial Corp.	287,263	17,379
Moody's Corp.	213,873	17,294
* SunGard Data Systems, Inc.	491,466	16,956
Legg Mason Inc.	173,864	13,586
H & R Block, Inc.	266,058	13,457
* Fiserv, Inc.	332,821	13,246
Northern Trust Corp.	298,385	12,962
The Hartford Financial Services Group Inc.	174,968	11,996
Synovus Financial Corp.	421,114	11,732
T. Rowe Price Group Inc.	196,082	11,643
The Chicago Mercantile Exchange	58,001	11,254
Countrywide Financial Corp.	345,664	11,220
Host Marriott Corp. REIT	562,741	9,319
Commerce Bancorp, Inc.	256,500	8,329
* The Dun & Bradstreet Corp.	118,060	7,255
* E*TRADE Financial Corp.	600,999	7,212
Equifax, Inc.	229,885	7,055
Ambac Financial Group, Inc.	92,436	6,910
TCF Financial Corp.	212,386	5,766
Janus Capital Group Inc.	401,509	5,601
Investors Financial Services Corp.	113,069	5,530
* CheckFree Corp.	130,795	5,331
* DST Systems, Inc.	113,929	5,261
* Markel Corp.	15,072	5,203
City National Corp.	71,056	4,961
SEI Corp.	130,769	4,729
Brown & Brown, Inc.	99,995	4,609
Eaton Vance Corp.	193,395	4,533
White Mountains Insurance Group Inc.	6,857	4,172
Fair, Isaac, Inc.	117,479	4,046
Hudson City Bancorp, Inc.	110,677	4,045
Federated Investors, Inc.	137,035	3,879
* Ameritrade Holding Corp.	378,805	3,868
Dow Jones & Co., Inc.	83,386	3,116
* WellChoice Inc.	57,102	3,044
Everest Re Group, Ltd.	33,330	2,837
* CapitalSource Inc.	110,113	2,533
Erie Indemnity Co. Class A	48,137	2,509
BlackRock, Inc.	32,197	2,413
W.R. Berkley Corp.	45,037	2,234
Doral Financial Corp.	101,290	2,217
RenaissanceRe Holdings Ltd.	38,091	1,779
Total System Services, Inc.	67,138	1,678
Nuveen Investments, Inc. Class A	28,141	966
Student Loan Corp.	3,403	711

		878,530

Health Care (20.7%)
Johnson & Johnson	5,049,514	339,125
Pfizer Inc.	12,811,982	336,571
* Amgen, Inc.	2,160,891	125,785
UnitedHealth Group Inc.	1,112,072	106,069
Medtronic, Inc.	2,056,341	104,771
Eli Lilly & Co.	1,732,742	90,276
Abbott Laboratories	1,258,572	58,675
* Genentech, Inc.	803,553	45,489
Schering-Plough Corp.	2,505,549	45,476
* WellPoint Inc.	328,106	41,128
Cardinal Health, Inc.	735,136	41,021
Guidant Corp.	541,970	40,052
HCA Inc.	645,047	34,555
* Zimmer Holdings, Inc.	417,378	32,476
* Boston Scientific Corp.	1,077,515	31,560
* Caremark Rx, Inc.	734,690	29,226
* Gilead Sciences, Inc.	736,580	26,370
Becton, Dickinson & Co.	423,678	24,751
* Genzyme Corp.-General Division	421,717	24,139
* Forest Laboratories, Inc.	626,773	23,159
* Medco Health Solutions, Inc.	463,642	22,983
* St. Jude Medical, Inc.	602,303	21,683
Stryker Corp.	444,571	19,832
* Biogen Idec Inc.	567,499	19,584
Aetna Inc.	251,282	18,834
Allergan, Inc.	228,486	15,873
Quest Diagnostics, Inc.	142,389	14,969
Biomet, Inc.	409,126	14,851
C.R. Bard, Inc.	178,120	12,126
* Coventry Health Care Inc.	166,708	11,359
* Laboratory Corp. of America Holdings	235,156	11,334
Health Management Associates Class A	414,177	10,843
* MedImmune Inc.	423,139	10,075
* Sepracor Inc.	170,933	9,813
IMS Health, Inc.	394,625	9,625
* Celgene Corp.	279,869	9,530
* Express Scripts Inc.	103,316	9,008
* Patterson Cos	175,117	8,747
* Hospira, Inc.	252,323	8,142
Mylan Laboratories, Inc.	457,847	8,113
* Varian Medical Systems, Inc.	231,151	7,924
* Lincare Holdings, Inc.	170,643	7,548
* Barr Pharmaceuticals Inc.	148,291	7,241
Beckman Coulter, Inc.	103,337	6,867
DENTSPLY International Inc.	123,428	6,716
* Chiron Corp.	190,663	6,685
Bausch & Lomb, Inc.	90,310	6,620
* IVAX Corp.	326,656	6,458
McKesson Corp.	166,277	6,277
* Invitrogen Corp.	82,727	5,725
* Watson Pharmaceuticals, Inc.	176,822	5,434
Manor Care, Inc.	146,993	5,345
* PacifiCare Health Systems, Inc.	93,087	5,298
* Community Health Systems, Inc.	148,297	5,177
* Henry Schein, Inc.	139,730	5,008
Universal Health Services Class B	92,804	4,863
* Cephalon, Inc.	98,137	4,596
* WebMD Corp.	505,347	4,295
* Kinetic Concepts, Inc.	69,772	4,162
* Millennium Pharmaceuticals, Inc.	494,042	4,160
* Health Net Inc.	122,624	4,011
* ImClone Systems, Inc.	112,619	3,885
AmerisourceBergen Corp.	66,806	3,827
* Millipore Corp.	84,463	3,666
Omnicare, Inc.	62,106	2,202

		2,001,988

Integrated Oils (0.1%)
Murphy Oil Corp.	49,275	4,865

Other Energy (4.1%)
Schlumberger Ltd.	1,001,596	70,592
Halliburton Co.	859,403	37,169
Burlington Resources, Inc.	666,075	33,350
* Transocean Inc.	546,445	28,120
Baker Hughes, Inc.	570,781	25,394
Apache Corp.	361,044	22,107
XTO Energy, Inc.	561,005	18,423
* Nabors Industries, Inc.	254,419	15,046
BJ Services Co.	274,814	14,257
* Weatherford International Ltd.	231,149	13,393
* National-Oilwell Varco Inc.	286,441	13,377
Noble Corp.	227,578	12,792
EOG Resources, Inc.	262,271	12,783
GlobalSantaFe Corp.	339,431	12,573
Smith International, Inc.	178,497	11,197
Pioneer Natural Resources Co.	248,081	10,598
ENSCO International, Inc.	257,120	9,683
Patterson-UTI Energy, Inc.	270,186	6,760
* Ultra Petroleum Corp.	127,919	6,498
Equitable Resources, Inc.	104,568	6,006
Diamond Offshore Drilling, Inc.	109,332	5,456
Rowan Cos., Inc.	182,248	5,455
* Pride International, Inc.	218,510	5,428
* Cooper Cameron Corp.	93,422	5,345

		401,802

Materials & Processing (2.0%)
Newmont Mining Corp. (Holding Co.)	755,260	31,910
Praxair, Inc.	552,465	26,441
Masco Corp.	484,045	16,782
American Standard Cos., Inc.	310,218	14,419
Freeport-McMoRan Copper & Gold, Inc. Class B	298,727	11,833
Ecolab, Inc.	328,548	10,858
Sherwin-Williams Co.	204,404	8,992
Precision Castparts Corp.	110,892	8,540
The St. Joe Co.	122,814	8,265
* Sealed Air Corp.	142,122	7,382
Ball Corp.	177,001	7,342
Sigma-Aldrich Corp.	111,587	6,835
* Energizer Holdings, Inc.	110,705	6,620
* Pactiv Corp.	252,142	5,887
* Jacobs Engineering Group Inc.	91,656	4,759
Fluor Corp.	71,162	3,944
* Huntsman Corp.	149,489	3,486
Avery Dennison Corp.	55,844	3,458
Smurfit-Stone Container Corp.	215,837	3,339

		191,092

Producer Durables (5.3%)
United Technologies Corp.	869,465	88,390
Caterpillar, Inc.	580,562	53,087
* Applied Materials, Inc.	2,889,098	46,948
The Boeing Co.	796,859	46,584
Lockheed Martin Corp.	640,168	39,089
Illinois Tool Works, Inc.	427,678	38,290
Danaher Corp.	420,086	22,437
* Lexmark International, Inc.	219,666	17,567
* KLA-Tencor Corp.	332,584	15,302
Rockwell Collins, Inc.	300,388	14,295
* Xerox Corp.	809,622	12,266
* Agilent Technologies, Inc.	482,871	10,720
* Toll Brothers, Inc.	95,274	7,512
* Waters Corp.	205,395	7,351
* American Tower Corp. Class A	387,948	7,072
* NVR, Inc.	8,658	6,797
* LAM Research Corp.	231,807	6,690
Diebold, Inc.	121,383	6,658
Novellus Systems, Inc.	237,869	6,358
Pentair, Inc.	162,831	6,350
Parker Hannifin Corp.	101,611	6,190
Centex Corp.	105,602	6,048
D. R. Horton, Inc.	166,481	4,868
Pulte Homes, Inc.	64,491	4,748
Garmin Ltd.	101,160	4,686
* Alliant Techsystems, Inc.	64,100	4,580
Dover Corp.	121,066	4,575
Lennar Corp. Class A	73,453	4,163
Molex, Inc.	137,973	3,637
American Power Conversion Corp.	138,091	3,606
Pall Corp.	105,370	2,858
Molex, Inc. Class A	106,284	2,508
Tektronix, Inc.	99,460	2,440

		514,670

Technology (21.8%)
Microsoft Corp.	10,828,702	261,730
International Business Machines Corp.	2,832,063	258,794
Intel Corp.	10,756,890	249,883
* Cisco Systems, Inc.	11,202,174	200,407
* Dell Inc.	3,803,747	146,140
QUALCOMM Inc.	2,788,504	102,199
* Oracle Corp.	6,543,611	81,664
Texas Instruments, Inc.	2,939,626	74,931
* Apple Computer, Inc.	1,368,000	57,005
* EMC Corp.	4,076,661	50,224
Adobe Systems, Inc.	405,978	27,270
* Corning, Inc.	2,385,582	26,552
Analog Devices, Inc.	639,398	23,108
* Symantec Corp.	1,072,314	22,872
Maxim Integrated Products, Inc.	553,349	22,615
Motorola, Inc.	1,406,755	21,059
Linear Technology Corp.	522,360	20,012
* Accenture Ltd.	828,188	20,001
Electronic Data Systems Corp.	874,227	18,070
Rockwell Automation, Inc.	313,371	17,749
Xilinx, Inc.	592,626	17,322
* Juniper Networks, Inc.	777,508	17,152
* Veritas Software Corp.	718,196	16,676
* Network Appliance, Inc.	579,884	16,040
* Broadcom Corp.	459,726	13,755
* Lucent Technologies, Inc.	4,888,403	13,443
* Intuit, Inc.	302,451	13,238
L-3 Communications Holdings, Inc.	186,046	13,213
* Altera Corp.	633,427	12,529
* Marvell Technology Group Ltd.	317,054	12,156
Autodesk, Inc.	393,382	11,707
* Sun Microsystems, Inc.	2,858,532	11,548
* Affiliated Computer Services, Inc. Class A	207,329	11,038
Computer Associates International, Inc.	398,292	10,794
* NCR Corp.	316,855	10,691
* Cognizant Technology Solutions Corp.	226,235	10,452
* Advanced Micro Devices, Inc.	623,985	10,059
Microchip Technology, Inc.	351,045	9,131
* Avaya Inc.	731,563	8,545
* Comverse Technology, Inc.	336,309	8,482
* Jabil Circuit, Inc.	274,244	7,821
* SanDisk Corp.	276,822	7,696
* Siebel Systems, Inc.	820,274	7,489
Harris Corp.	227,300	7,421
* Citrix Systems, Inc.	287,843	6,856
* Mercury Interactive Corp.	143,563	6,802
* NVIDIA Corp.	268,318	6,375
* QLogic Corp.	157,372	6,374
National Semiconductor Corp.	304,247	6,271
* McAfee Inc.	272,129	6,139
Symbol Technologies, Inc.	408,903	5,925
* Solectron Corp.	1,649,725	5,725
Amphenol Corp.	150,499	5,574
Seagate Technology	282,314	5,519
* Zebra Technologies Corp. Class A	109,705	5,210
* BEA Systems, Inc.	652,742	5,202
* Ceridian Corp.	252,577	4,306
* Flextronics International Ltd.	332,832	4,007
* JDS Uniphase Corp.	2,348,200	3,921
* NAVTEQ Corp.	89,454	3,878
Scientific-Atlanta, Inc.	130,285	3,677
* Cadence Design Systems, Inc.	229,741	3,435
Applera Corp.-Applied Biosystems Group	166,467	3,286
* Sanmina-SCI Corp.	575,847	3,006
* Agere Systems Inc. Class A	2,034,863	2,910
* Red Hat, Inc.	265,074	2,892
* BMC Software, Inc.	188,606	2,829
* Storage Technology Corp.	90,535	2,788
* ADC Telecommunications, Inc.	1,374,974	2,736
* PMC Sierra Inc.	302,759	2,664
National Instruments Corp.	94,098	2,545
* Novell, Inc.	415,144	2,474
* Synopsys, Inc.	129,179	2,338
Intersil Corp.	128,199	2,220
* Agere Systems Inc. Class B	956,815	1,359
* UTStarcom, Inc.	57,904	634

		2,110,560

Utilities (3.3%)
* Comcast Corp. Special Class A	2,124,150	70,947
Sprint Corp.	2,377,379	54,085
* Comcast Corp. Class A	1,546,995	52,257
* Nextel Communications, Inc.	1,748,169	49,683
TXU Corp.	394,884	31,445
* AES Corp.	1,048,604	17,176
* Cablevision Systems NY Group Class A	374,790	10,513
* NTL Inc.	134,263	8,549
Telephone & Data Systems, Inc.	86,646	7,070
* Qwest Communications International Inc.	1,704,771	6,308
* UnitedGlobalCom Inc. Class A	625,259	5,915
* Nextel Partners, Inc.	199,386	4,378
* Level 3 Communications, Inc.	758,921	1,563

		319,889

Other (2.7%)
Tyco International Ltd.	3,417,488	115,511
3M Co.	817,927	70,088
* Berkshire Hathaway Inc. Class B	13,762	39,304
Fortune Brands, Inc.	245,254	19,775
ITT Industries, Inc.	141,376	12,758
Brunswick Corp.	155,573	7,289

		264,725

TOTAL COMMON STOCKS
(Cost $7,463,446)		9,671,934

TEMPORARY CASH INVESTMENTS (1.0%)

Vanguard Market Liquidity Fund, 2.748%**
(Cost $101,720)	101,720,329	101,720

TOTAL INVESTMENTS 101.0%)
(Cost $7,565,166)		9,773,654

OTHER ASSETS AND LIABILITIES--NET (-1.0%)		(100,000)

NET ASSETS (100%)		$9,673,654

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT--Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not trades on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $7,565,166,000. Net unrealized appreciation of investment securities for tax purposes was $2,208,488,000, consisting of unrealized gains of $2,541,583,000 on securities that had risen in value since their purchase and $333,095,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.